UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018

ProxyEdge Meeting Date Range: 07/01/2017 - 06/30/2018 Bancroft Fund Ltd.	Report Date: 07/01/2018 1

Investment Company Report
AMERICAN TOWER CORPORATION
Security	03027X100			Meeting Type		Annual
Ticker Symbol	AMT			Meeting Date		23-May-2018
ISIN	US03027X1000			Agenda		934771800 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Director: Gustavo Lara Cantu		Management	For	For
1b.	Election of Director: Raymond P. Dolan		Management	For	For
1c.	Election of Director: Robert D. Hormats		Management	For	For
1d.	Election of Director: Grace D. Lieblein		Management	For	For
1e.	Election of Director: Craig Macnab		Management	For	For
1f.	Election of Director: JoAnn A. Reed		Management	For	For
1g.	Election of Director: Pamela D.A. Reeve		Management	For	For
1h.	Election of Director: David E. Sharbutt		Management	For	For
1i.	Election of Director: James D. Taiclet, Jr.		Management	For	For
1j.	Election of Director: Samme L. Thompson		Management	For	For
2.	To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2018.		Management	For	For
3.	To approve, on an advisory basis, the Company's executive compensation.		Management	For	For
GOODRICH PETROLEUM CORPORATION
Security	382410843			Meeting Type		Annual
Ticker Symbol	GDP			Meeting Date		23-May-2018
ISIN	US3824108431			Agenda		934794961 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Ronald F. Coleman		For	For
	2	K. Adam Leight		For	For
	3	Thomas M. Souers		For	For
2.	Ratify the selection of Moss Adams LLP as the Company's independent registered public accounting firm for the fiscal year ended December 31, 2018.		Management	For	For
3.	Approve, on an advisory basis, the compensation of our Named Executive Officers.		Management	For	For
4.	This proposal has been removed from the agenda.		Management	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Bancroft Fund Ltd.

By (Signature and Title)*   /s/ Jane D. O’Keeffe

Jane D. O’Keeffe, Principal Executive Officer

Date   8/21/18

*Print the name and title of each signing officer under his or her signature.